Share Capital - Additional Information (Detail) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 17, 2021 USD ($)	Sep. 16, 2020 USD ($)	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 £ / shares shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 £ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2019 £ / shares
Disclosure of classes of share capital [line items]
Ordinary shares, per cent of total number of shares			99.99%	99.99%
BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares			$ 0.50
BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares			$ 0.50
Special Voting share of no par value [member] | BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Number of shares issued			1	1
Movement in shares			0
Special Voting share of US$0.50 par value [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares			$ 0.50		$ 0.50		$ 0.50
Number of shares issued			1	1
Movement in shares			0
5.5% Preference shares [member]
Disclosure of classes of share capital [line items]
Shares, par value | £ / shares				£ 1		£ 1		£ 1
5.5% Preference shares [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Shares, par value | £ / shares				£ 1		£ 1		£ 1
Movement in shares			0
DLC Dividend share [member] | BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Shares, par value | $ / shares			$ 10
Dividends paid under DLC dividend share arrangements | $	$ 1,610	$ 1,915